ACQUISITION OF SUBSIDIARIES	12 Months Ended
Sep. 30, 2024
Disclosure of detailed information about business combination [abstract]
ACQUISITION OF SUBSIDIARIES	ACQUISITION OF SUBSIDIARIES
i.Laurentian Organic Inc.
On December 21, 2021, the Company acquired 100% of the shares and voting interests of the non-listed Laurentian for $36,000, consisting of $10,000 in cash consideration, $7,000 on closing and $3,000 held back, with the remaining $26,000 in share consideration at the acquisition date. The Company agreed to provide the seller additional share consideration based on Laurentian's future adjusted EBITDA over a period of two years, which were as follows (all capitalized terms used below not otherwise defined herein have the respective meanings described to them in the Company’s agreement to acquire Laurentian):

a) First Year Earnout calculated for the period January 1, 2022 to December 31, 2022, as the greater of (i) zero and (ii) the difference obtained when the sum of $2,000 and 50% of the agreed capital expenditures is subtracted from 30% of the First Year adjusted EBITDA Multiple, payable in Common Shares, provided that, the sum of the Initial Consideration and the First Year Earnout Amount shall not exceed the First Year adjusted EBITDA Multiple; and

b) Second Year Earnout calculated for the period January 1, 2023 to December 31, 2023, as 19% of the Second Year adjusted EBITDA Multiple less the remaining balance of the agreed capital expenditures, payable in Common Shares, provided that, the sum of the Initial Consideration, the First Year Earnout Amount and the Second Year Earnout Amount shall not exceed the Second Year EBITDA Multiple.

Earnout payments paid in Common Shares were to be priced based on the five-day volume-weighted average price of the Company’s Common Shares on the TSX as of the day prior to settlement. As at the acquisition date, the fair value of the contingent consideration was estimated to be $6,996 and subsequently as at August 31, 2022 adjusted to $2,913, to reflect changes in estimates.
The first year earnout milestone was not met and during the thirteen months ended September 30, 2023, the Company recognized a fair valuation gain of $2,864 in the statements of operations and comprehensive loss.

The second year earnout milestone was also not met and during the year ended September 30, 2024, the Company recognized a fair valuation gain of $50 in the statements of operations and comprehensive loss.

In July 2024, the Company received a dispute notice from the Laurentian vendors purporting to cover the first year and second year earnout. The Company and the Laurentian vendors have entered into an engagement letter appointing BDO Canada LLP as neutral accountant to review the items in the dispute notice in accordance with the share purchase agreement dated December 21, 2021.

ii.The Edibles and Infusions Corporation
On April 6, 2021, the Company acquired 100% of the shares and voting interests of the non-listed EIC, including SUHM Investments Inc. and Quality Confections Corporation who collectively owned 100% of EIC for $22,000 of share consideration at the acquisition date. The Company has agreed to provide the seller additional share consideration of $13,000 should EIC achieve its milestones.

Contingent share consideration
The acquisition included contingent share consideration based on various milestones as follows:

i) $3,500 to be paid in Common Shares upon the first listing of EIC or Organigram-branded product, manufactured at the EIC facility, in the Ontario or Alberta recreational markets prior to December 31, 2021. This was achieved in the year ended August 31, 2021 and subsequently settled on September 8, 2021;

ii) $7,000 to be paid in Common Shares on the generation of $15 million in net revenue during the 12 months ended December 31, 2022. This was achieved during the thirteen months ended September 30, 2023 and the Company issued 2,621,370 Common Shares as consideration to the former shareholders of EIC, for a total value of $6,500. The remaining $500 has been irrevocably disclaimed and waived as part of a negotiated settlement and the Company recorded it as a change in fair value of contingent share consideration during the thirteen months ended September 30, 2023; and

iii) $2,500 to be paid in Common Shares on the generation of $7 million in adjusted EBITDA for the 12 months ended December 31, 2022. The third milestone, calculated based on the adjusted EBITDA for the 12 months ended December 31, 2022, was not met.